UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7740

Salomon Brothers 2008 Worldwide

Government Term Trust Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS 2008 WORLDWIDE

GOVERNMENT TERM TRUST INC.

FORM N-Q

OCTOBER 31, 2004

SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

Schedule of Investments (unaudited)	October 31, 2004

FACE AMOUNT	SECURITY	VALUE
SOVEREIGN BONDS - 61.8%
Argentina - 2.5%
$17,600,000	Republic of Argentina, Discount Bond, Series L-GL, 2.438% due 3/31/23 (a)(b)(c)	$9,592,000

Brazil - 25.5%
	Federative Republic of Brazil:
4,177,988	C Bond, 8.000% due 4/15/14 (b)(d)	4,153,181
2,263,253	DCB, Series L, 3.125% due 4/15/12 (a)(b)	2,080,071
63,150,000	Discount Bond, Series Z-L, 3.062% due 4/15/24 (a)(b)	55,808,813
39,650,000	Par Bond, Series Z-L, 6.000% due 4/15/24 (b)	35,585,875

		97,627,940

Colombia - 2.6%
	Republic of Colombia:
6,500,000	10.000% due 1/23/12 (b)	7,288,125
2,100,000	11.750% due 2/25/20 (b)	2,572,500

		9,860,625

Malaysia - 0.4%
1,300,000	Federation of Malaysia, 8.750% due 6/1/09 (b)	1,560,073

Mexico - 2.5%
	United Mexican States, Medium - Term Notes:
6,700,000	6.375% due 1/16/13 (b)	7,138,850
2,250,000	Series A, 7.500% due 4/8/33 (b)	2,404,125

		9,542,975

Panama - 1.8%
6,200,000	Republic of Panama, 9.375% due 1/16/23 (b)	6,742,500

Peru - 2.1%
	Republic of Peru:
2,350,000	9.125% due 2/21/12 (b)	2,644,925
5,896,000	PDI, 5.000% due 3/7/17 (a)(b)	5,439,060

		8,083,985

The Philippines - 6.8%
28,500,000	Republic of the Philippines, Series B, 6.500% due 12/1/17 (a)(b)	26,077,500

Poland - 8.6%
	Republic of Poland:
16,380,000	Par Bond, 4.000% due 10/27/24 (a)(b)	14,803,425
19,000,000	Series RSTA, 4.750% due 10/27/24 (a)(b)	18,216,250

		33,019,675

Russia - 2.8%
	Russian Federation:
1,800,000	11.000% due 7/24/18 (b)(e)	2,454,750
8,300,000	5.000% due 3/31/30 (a)(b)(e)	8,312,969

		10,767,719

See Notes to Schedule of Investments.

SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC

Schedule of Investments (unaudited)(continued)	October 31, 2004

FACE AMOUNT	SECURITY	VALUE
Turkey - 2.3%
	Republic of Turkey:
$4,950,000	11.500% due 1/23/12 (b)	$6,224,625
2,350,000	8.000% due 2/14/34 (b)	2,385,250

		8,609,875

Venezuela - 3.9%
15,000,000	Republic of Venezuela, Par Bonds, Series A, 6.750% due 3/31/20 (b)	14,821,875

	TOTAL SOVEREIGN BONDS (Cost - $201,499,895)	236,306,742

MORTGAGE-BACKED SECURITIES - 92.6%
	Federal Home Loan Mortgage Corporation (FHLMC):
24,000,000	Gold 6.000%, 30 Year (f)(g)	24,855,000
	Gold 7.000%:
183,247	20 Year, due 10/1/17 (b)	195,924
	30 Year:
26,185	Due 11/1/28	27,868
34,079	Due 7/1/29	36,245
62,764	Due 12/1/30	66,719
558,238	Due 10/1/31 (b)	593,239
223,649	Due 11/1/31 (b)	237,672
75,198	Due 3/1/32 (b)	79,893
76,169	Due 6/1/32 (b)	80,925
16,908	Due 7/1/32	17,964
281,149	Due 11/1/32 (b)	298,702
9,720,295	Series 2572, Class LI, 5.500% due 5/15/22 (PAC-1 I/O)	506,925
	Series 2591:
11,093,320	Class LI, 5.500% due 4/15/21 (PAC-1 I/O) (b)	699,839
22,949,535	Class PI, 5.500% due 2/15/30 (PAC-1 I/O) (b)	3,432,245
17,114,879	Series 2594, Class IO, 5.000% due 3/15/14 (PAC I/O) (b)	1,459,156
11,718,818	Series 2595, Class WT, 5.500% due 9/15/22 (PAC I/O) (b)	1,343,478
17,691,964	Series 2603, Class LI, 5.500% due 9/15/28 (PAC-1 I/O) (b)	2,478,596
	Series 2617:
9,930,915	Class IB, 4.500% due 8/15/12 (PAC I/O) (b)	1,063,629
5,497,906	Class IE, 4.500% due 5/15/15 (PAC I/O) (b)	1,004,239
9,856,158	Class TI, 4.500% due 6/15/09 (PAC I/O) (b)	366,637
29,473,700	Series 2644, Class IB, 5.000% due 10/15/15 (PAC-1 I/O) (b)	1,726,667
13,227,272	Series 2664, Class UA, 5.500% due 7/15/17 (PAC I/O) (b)	840,576
24,072,908	Series 2686, Class WI, 5.500% due 10/15/16 (PAC-1 I/O) (b)	1,311,213
8,186,727	Series 2687, Class IA, 5.500% due 9/15/22 (PAC I/O) (b)	703,199
12,903,571	Series 2742, Class IL, 5.000% due 9/15/12 (PAC I/O) (b)	960,854

See Notes to Schedule of Investments.

SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC

Schedule of Investments (unaudited)(continued)	October 31, 2004

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 92.6% (continued)
	Federal National Mortgage Association (FNMA):
$75,000,000	7.000%, 24 Year (f)(g)	$79,640,625
43,000,000	6.000%, 27 Year (f)(g)	44,585,625
30,000,000	4.500%, 28 Year (f)(g)	29,128,140
50,000,000	5.000%, 28 Year (f)(g)	49,828,100
85,000,000	5.500%, 28 Year (f)(g)	86,567,230
6,708,663	Series 2003-54, Class TI, 4.500% due 5/25/09 (I/O) (b)	246,163
19,281,081	Series 2003-90, Class UC, 5.500% due 8/25/22 (I/O) (b)	1,590,236
33,492,375	Series 2003-122, Class IB, 5.000% due 5/25/16 (I/O) (b)	2,957,116
10,061,555	Series 2004-31, Class IC, 4.500% due 1/25/14 (I/O) (b)	1,406,662
	Strip:
33,174,321	Series 332, Class 2, 6.000% due 2/1/33 (I/O) (b)	6,469,564
24,407,462	Series 352, Class 2, 5.500% due 7/1/34 (I/O) (b)	5,787,964
	Government National Mortgage Association (GNMA):
9,089,432	Series 2003-12, Class IN, 5.500% due 2/16/28 (PAC I/O) (b)	910,769
2,931,597	Series 2003-77, Class TI, 6.000% due 11/16/28 (PAC I/O) (b)	157,610

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $341,938,071)	353,663,208

ZERO COUPON MUNICIPAL BONDS - 8.7%
11,200,000	Austin, TX, Utility System Revenue Bond, Series A, MBIA-Insured, due 11/15/08 (b)	10,018,736
	Edinburg, TX, Consolidated Independent School District: G.O.,
1,845,000	Due 2/15/08 (b)	1,690,352
2,705,000	Due 2/15/09 (b)	2,376,775
5,470,000	Harris County, TX, G.O., Series A, due 8/15/07 (b)	4,934,268
10,535,000	Texas State Public Finance Authority, Building Revenue Bond, due 2/1/08 (b)	9,663,440
	Westmoreland County, PA, G.O., Series G:
2,665,000	Due 6/1/08 (b)	2,421,312
2,515,000	Due 12/1/08 (b)	2,247,983

	TOTAL ZERO COUPON MUNICIPAL BONDS (Cost - $30,103,639)	33,352,866

RIGHTS
RIGHTS (h) - 1.3%
	Mexican Value Recovery Rights:
78,422,000	Series C, zero coupon due 6/30/05 (b)	1,635,099
78,422,000	Series D, zero coupon due 6/30/06 (b)	1,950,747
58,500,000	Series E, zero coupon due 6/30/07 (b)	1,351,350
390,650	Venezuela Rights (i)	0

	TOTAL RIGHTS (Cost - $0)	4,937,196

See Notes to Schedule of Investments.

SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC

Schedule of Investments (unaudited)(continued)	October 31, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS (b) - 16.7%
$15,000,000	Deutsche Bank Securities Inc. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $15,002,300; (Fully collateralized by various U.S. Government agency obligations, 0.000% to 7.100% due 2/3/05 to 6/1/17; Market value - $15,300,000)	$15,000,000
3,944,000	Goldman Sachs Group Inc. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $3,944,605; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 10.625% due 12/2/04 to 4/15/29; Market value - $4,022,882)	3,944,000
15,000,000	Merrill Lynch Government Securities Inc. dated 10/29/04, 1.820% due 11/1/04; Proceeds at maturity - $15,002,275; (Fully collateralized by various U.S. Government agency obligations, 0.000% due 11/2/04 to 4/29/05; Market value - $15,300,056)	15,000,000
15,000,000	Morgan Stanley dated 10/29/04, 1.810% due 11/1/04; Proceeds at maturity - $15,002,263; (Fully collateralized by various U.S. Government agency obligations, 0.000% to 8.000% due 11/2/04 to 4/26/24; Market value - $15,377,849)	15,000,000
15,000,000	UBS Securities LLC dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $15,002,300; (Fully collateralized by various U.S. Government agency obligations, 0.000% to 8.875% due 12/7/04 to 8/6/38; Market value - $15,300,031)	15,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $63,944,000)	63,944,000

	TOTAL INVESTMENTS - 181.1% (Cost - $637,485,605*)	692,204,012
	Liabilities in Excess of Other Assets - (81.1)%	(310,003,444)

	TOTAL NET ASSETS - 100.0%	$382,200,568

LOANED SECURITIES COLLATERAL
4,196,250	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $4,196,250)	$4,196,250

(a)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.
(b)	Segregated as collateral for mortgage dollar roll transactions and/or to-be-announced (“TBA”) Securities.
(c)	Security is currently in default.
(d)	All or a portion of this security is on loan.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(f)	Mortgage dollar roll.
(g)	Security is issued on a TBA basis.
(h)	Non-income producing security.

See Notes to Schedule of Investments.

(i)	Security is valued in accordance with fair valuation procedures.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB - Debt Conversion Bond.

G.O. - General Obligation Bond.

PAC I/O - Planned Amortization Class - Interest Only.

PDI - Past Due Interest.

RSTA - Revolving Short-Term Agreement.

TBA - To Be Announced Security.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc. (“Fund”) was incorporated in Maryland and is registered as a non-diversifed, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between the bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. The Fund values mortgage backed and asset-backed securities and other debt securities on the basis of current market quotations provided by dealers or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)Investment Transactions. Investment transactions are recorded on trade date.

Notes to Schedule of Investments (unaudited) (continued)

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian where by the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Note 2. Investments

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$59,433,814
Gross unrealized depreciation	(4,715,407)

Net unrealized appreciation	$54,718,407

Notes to Schedule of Investments (unaudited) (continued)

At October 31, 2004, the Fund loaned securities having a market value of $3,742,042. The Fund received cash collateral amounting to $4,196,250 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a rule 2a-7 money market fund.

The average monthly balance of dollar rolls outstanding during the three months ended October 31, 2004 was $304,629,882. At October 31, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $313,491,559.

At October 31, 2004, the Fund held TBA securities with a total cost of $305,920,160.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers 2008 Worldwide Government Term Trust Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2004

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: December 28, 2004